SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net

Useful Life
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Building and facilities	10 years
Motor vehicle	4 years
Tools and equipment	2-10 years

Schedule of estimated useful lives of intangible assets

Useful Life
Trademarks	10 years
Software	5 years
Customer-related intangible assets	3 years

Schedule of fair value assets measured on recurring basis

	Fair value measurement or disclosure as of December 31, 2024 using
	Total Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	JPY	JPY	JPY	JPY
Fair value disclosure[1]
Bond payable	96,807,020	-	-	96,807,020

Fair value measurements on a recurring basis
Short-term investments	4,935,000	4,935,000	-	-

	Fair value measurement or disclosure as of September 30, 2025 using
	Total Fair Value as of September 30, 2025	Total Fair Value as of September 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	JPY (Unaudited)	US$ (Unaudited)	JPY (Unaudited)	JPY (Unaudited)	JPY (Unaudited)
Fair value disclosure
Bond payable	77,833,335	526,007	-	-	77,833,335

Fair value measurements on a recurring basis
Short-term investments	5,075,000	34,297	5,075,000	-	-

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Schedule of Earnings per share

	For the nine months Ended, September 30
	2024	2025
Weighted average number of ordinary shares outstanding - basic	24,910,660	24,910,619
Dilutive effect of stock options	2,156,055	3,000
Weighted average number of ordinary shares outstanding - diluted	27,066,715	24,913,619